Common Shares - Additional Information (Detail)	1 Months Ended				12 Months Ended
	Mar. 19, 2012 USD ($)	Mar. 19, 2012 CAD	Mar. 23, 2012 USD ($)	Mar. 23, 2012 CAD	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CAD	Oct. 24, 2011 CAD	Jun. 30, 2011 USD ($)	Jun. 30, 2011 CAD	Jun. 30, 2012 7.5% Convertible Debentures USD ($)
Class of Stock [Line Items]
Shares issued during period for Dividend Reinvestment Plan					1,313,455	1,313,455		1,068,418	1,068,418
Dividend Reinvestment Plan description					The common shares issued under the Plan are issued at a price based on the volume weighted average of the closing price of the common shares for the five trading days immediately preceding the relevant dividend date, less a 3% discount.	The common shares issued under the Plan are issued at a price based on the volume weighted average of the closing price of the common shares for the five trading days immediately preceding the relevant dividend date, less a 3% discount.		The common shares issued under the Plan are issued at a price based on the volume weighted average of the closing price of the common shares for the five trading days immediately preceding the relevant dividend date, less a 3% discount.	The common shares issued under the Plan are issued at a price based on the volume weighted average of the closing price of the common shares for the five trading days immediately preceding the relevant dividend date, less a 3% discount.
Dividend Reinvestment Plan, discount percentage					3.00%	3.00%		3.00%	3.00%
Common stock issued, shares	10,950,000	10,950,000	1,300,000	1,300,000						656,297
Common stock issued					$ 87,754,000			$ 6,791,000		$ 3,300,000
Aggregate Purchase Price							5,000,000
Common shares purchased and cancelled, shares					96,300	96,300
Common shares purchased and cancelled					615,000
Net Proceeds from issuance of Common stock	71,100,000	70,500,000	8,500,000	8,500,000	79,606,000
Dividends payable					$ 10,400,000			$ 3,100,000
Dividend per share						0.65			0.56
Common shares issued					75,910,320	75,910,320		61,786,868	61,786,868
Common shares outstanding					75,910,320	75,910,320		61,786,868	61,786,868